Quarterly Financial Data (Tables)	12 Months Ended
Jun. 30, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data	Fiscal Year 2019

Quarter Ended	September 30, 2018	December 31, 2018	March 31, 2019	June 30, 2019
($000, except per share)
2019
Net revenues	$314,433	$342,839	$342,496	$362,728
Cost of goods sold	190,526	211,333	215,212	224,076
Internal research and development	33,171	33,764	36,026	36,202
Selling, general and administrative	53,523	58,136	60,128	61,731
Interest expense	5,584	5,580	5,647	5,606
Other expense (income) - net	(713)	(701)	(1,532)	384
Earnings before income taxes	32,342	34,727	27,015	34,729
Income taxes	6,193	6,025	2,377	6,701
Net Earnings	$26,149	$28,702	$24,638	$28,028

Basic earnings per share	$0.41	$0.45	$0.39	$0.44

Diluted earnings per share	$0.40	$0.44	$0.38	$0.43

Fiscal Year 2018

Quarter Ended	September 30, 2017	December 31, 2017	March 31, 2018	June 30, 2018
($000, except per share)
2018
Net revenues	$261,503	$281,470	$294,746	$321,075
Cost of goods sold	155,530	172,075	176,521	192,465
Internal research and development	25,575	27,779	30,625	32,896
Selling, general and administrative	50,624	49,130	53,121	55,690
Interest expense	3,645	4,644	5,014	5,049
Other expense (income) - net	(770)	(2,026)	(1,755)	768
Earnings before income taxes	26,899	29,868	31,220	34,207
Income taxes	5,758	20,272	1,122	7,040
Net Earnings	$21,141	$9,596	$30,098	$27,167

Basic earnings per share	$0.34	$0.15	$0.48	$0.44

Diluted earnings per share	$0.32	$0.15	$0.45	$0.42